Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2016	2015	classification	2016	2015	classification	2016	2015
Derivatives designated as
hedging instruments:
Forward contracts	$105,290	$109,900	Other assets	$34	$24	Other liabilities	$715	$232
Total derivatives designated
as hedging instruments	$105,290	$109,900		$34	$24		$715	$232
Derivatives not designated
as hedging instruments:
Forward contracts	$709	$-	Trading account securities	$9	$-	Other liabilities	$-	$-
Interest rate swaps	112,554	189,152	Other assets	759	3,760	Other liabilities	810	4,144
Foreign currency forward contracts	2,637	140	Other assets	36	1	Other liabilities	22	-
Interest rate caps	191,738	94,680	Other assets	388	94	Other liabilities	331	94
Indexed options on deposits	73,470	90,409	Other assets	12,868	13,080	-	-	-
Bifurcated embedded options	69,957	86,283	-	-	-	Interest bearing deposits	10,964	9,873
Total derivatives not
designated as
hedging instruments:	$451,065	$460,664		$14,060	$16,935		$12,127	$14,111
Total derivative assets
and liabilities	$556,355	$570,564		$14,094	$16,959		$12,842	$14,343

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Year ended December 31, 2016
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(3,612)	Mortgage banking activities	$(3,148)	$(1)
Total	$(3,612)		$(3,148)	$(1)

Year ended December 31, 2015
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(4,376)	Mortgage banking activities	$(4,719)	$17
Total	$(4,376)		$(4,719)	$17

Year ended December 31, 2014
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion, ineffective portion, and amount excluded from effectiveness testing)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Forward contracts	$(6,613)	Mortgage banking activities	$(6,091)	$(109)
Total	$(6,613)		$(6,091)	$(109)

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2016	2015	2014
Forward contracts	Mortgage banking activities	$(160)	$(389)	$(10,876)
Interest rate swaps	Other operating income	333	300	1,223
Foreign currency forward contracts	Other operating income	27	49	8
Foreign currency forward contracts	Interest expense	12	(4)	5
Interest rate caps	Other operating income	57	-	-
Indexed options on deposits	Interest expense	1,981	(334)	2,815
Bifurcated embedded options	Interest expense	(2,374)	73	(1,666)
Total		$(124)	$(305)	$(8,491)